Notes payable - Narrative - Bloom Notes (Details) $ in Thousands				12 Months Ended
	Dec. 29, 2023 USD ($) installment equity_instrument	Mar. 21, 2023 USD ($)	Jan. 18, 2022 note	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Notes payable
Outstanding balance				$ 579,403
Gain on modification and extinguishment of debt				257	$ 2,065
Bloom Notes
Notes payable
Number of notes | note			3
Gain on modification and extinguishment of debt		$ 3,300
Bloom Notes – 2024
Notes payable
Decrease in future principal payments		4,000
Outstanding balance	$ 47,500	$ 46,000		$ 16,500	$ 47,500
Bloom Notes - 2024, installment amount
Notes payable
Outstanding balance	$ 31,000
Number of monthly installments | installment	10
Bloom Notes - 2024, conversion amount
Notes payable
Outstanding balance	$ 16,500
Debt conversion shares (in shares) | equity_instrument	4,282,599